File No. 002-57442
                                                            Rule 497(e)


              The Municipal Fund Investment Accumulation Program

                     Supplement dated June 17, 1997 to the
                        Prospectus dated April 25, 1997

        The last paragraph on page 10 of the Prospectus is deleted and replaced with the following:


        Roberto Roffo is the Portfolio Manager for the Program and is responsible for the day-to-day management of the Program. Mr. Roffo has been employed by MLAM since 1996 as a Vice President and was a Portfolio Manager thereof since 1992. Prior thereto, he was an employee of the State Street Bank and Trust Company from 1989 to 1992.

CODE# 11566-0497

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                                                            File No. 002-57442
                                                            Rule 497(e)


              The Municipal Fund Investment Accumulation Program

                     Supplement dated June 17, 1997 to the
           Statement of Additional Information dated April 25, 1997

        Under the Section, "Directors and Officers," replace the second sentence in the first paragraph with the following:

        The Directors, Officers and Portfolio Manager of the Program, their ages, and their principal occupations for at least the last five years are set forth below.

        On page 10, replace the first entry with the following:

      Name                             Capacity                            Address
__________________             ____________________             ___________________________

Roberto Roffo (31)             Portfolio Manager(1)             800 Scudders Mill Road
                                                                Plainsboro, New Jersey 08536

Occupation:     Vice President of MLAM since 1996 and a Portfolio Manager
                thereof since 1992; prior thereto, employee of the State
                Street Bank and Trust Company from 1989 to 1992.



CODE# 11567-0497